NOTE 8 - TAXES: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	June 30, 2018	June 30, 2017
Deferred tax assets:
Net operating losses	$24,717	$-
Inventory and accounts receivable reserves	-	9,543
	$24,717	$9,543

Deferred tax liability
Inventory and accounts receivable reserves	(2,420)	-
Deferred tax assets (liability) - Net	$22,297	$9,543